Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,819,196
Shares, Granted	183,144
Shares, Vested	(77,450)
Shares, Forfeited	(26,000)
Shares, Non-vested ending balance	2,898,890	2,819,196
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 49.99
Weighted-Average Grant Date Fair Value, Granted	130.01	$ 114.55	$ 96.84
Weighted-Average Grant Date Fair Value, Vested	63.26
Weighted-Average Grant Date Fair Value, Forfeited	112.79
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 54.13	$ 49.99